Contract Liabilities (Tables)	6 Months Ended
Apr. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

As of April 30, 2025 and October 31, 2024, contract liabilities is comprised of the following:

	April 30, 2025	October 31, 2024
Unearned franchise fee	118,277	309,315
Customer advance for beauty products	—	16,609
Total	118,277	325,924

Schedule of Unearned Franchise Fee

As of April 30, 2025 and October 31, 2024, unearned franchise fee comprised of the following:

	April 30, 2025	October 31, 2024
Li Yi	38	7,005
Gao Wenjing	—	31,563
Yan Tianxiang	1,507	—
Wu Yinghan	32,753	—
Liu Yuping	36,462	—
Wang Shimei	2,073	—
Xu Yong	754	—
Nan Xifeng	829	—
Song Mingfang	6,971	—
Wang Zhiya	—	23,287
Yu Yang	—	—
Wang Limin	—	12,510
Li Jie	—	6,390
Sheng Xidong	—	6,890
Zhou Guixiang	—	13,626
Wang Jia	415	—
Wang Xuefeng	528	40,801
Wang Xiaohui	641	—
Ge Xiaoqing	—	6,967
Li Ruonan	—	2,309
Meng Hao	—	7,313
Chen Yu	—	500
Wang Hongli	—	2,848
Zhang Ying	—	2,964
Liu Zonghui	—	16,359
Xiao Yang	1,507	—
Sun Zhongyao	1,055	—
Shen Yue	1,206	—
Fan Lingfu	1,130	—
Sun Xuqiang	1,130	—
Zhao Zhe	1,130	—
Zheng Tinghai	5,162	—
Liu Jie	6,971	41,955
Zhu Hongjun	10,551	45,612
Zhou Qianqian	5,464	40,416
Total	118,277	309,315